Line of Business Information - Summary of Line of Business (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Servicing fees	$ 5,421	$ 5,365	$ 5,073
Management fees	1,851	1,616	1,292
Foreign exchange trading services	1,201	1,071	1,099
Securities finance	543	606	562
Processing fees and other	438	343	174
Total fee revenue	9,454	9,001	8,200
Net interest income	2,671	2,304	2,084
Gains (losses) related to investment securities, net	6	(39)	7
Total revenue	12,131	11,266	10,291
Provision for loan losses	15	2	10
Total expenses	9,015	8,269	8,077
Income before income taxes	$ 3,101	$ 2,995	$ 2,204
Pre-tax margin	26.00%	27.00%	21.00%
Average assets (in billions)	$ 223,400	$ 219,400	$ 229,700
Operating Segments | Investment Servicing
Segment Reporting Information [Line Items]
Servicing fees	5,429	5,365	5,073
Management fees	0	0	0
Foreign exchange trading services	1,071	999	1,038
Securities finance	543	606	562
Processing fees and other	443	336	203
Total fee revenue	7,486	7,306	6,876
Net interest income	2,691	2,309	2,081
Gains (losses) related to investment securities, net	6	(39)	7
Total revenue	10,183	9,576	8,964
Provision for loan losses	15	2	10
Total expenses	7,081	6,717	6,660
Income before income taxes	$ 3,087	$ 2,857	$ 2,294
Pre-tax margin	30.00%	30.00%	26.00%
Average assets (in billions)	$ 220,200	$ 214,000	$ 225,300
Operating Segments | Investment Management
Segment Reporting Information [Line Items]
Servicing fees	0	0	0
Management fees	1,851	1,616	1,292
Foreign exchange trading services	130	72	61
Securities finance	0	0	0
Processing fees and other	(5)	7	(29)
Total fee revenue	1,976	1,695	1,324
Net interest income	(20)	(5)	3
Gains (losses) related to investment securities, net	0	0	0
Total revenue	1,956	1,690	1,327
Provision for loan losses	0	0	0
Total expenses	1,544	1,286	1,218
Income before income taxes	$ 412	$ 404	$ 109
Pre-tax margin	21.00%	24.00%	8.00%
Average assets (in billions)	$ 3,200	$ 5,400	$ 4,400
Other
Segment Reporting Information [Line Items]
Servicing fees	(8)	0	0
Management fees	0	0	0
Foreign exchange trading services	0	0	0
Securities finance	0	0	0
Processing fees and other	0	0	0
Total fee revenue	(8)	0	0
Net interest income	0	0	0
Gains (losses) related to investment securities, net	0	0	0
Total revenue	(8)	0	0
Provision for loan losses	0	0	0
Total expenses	390	266	199
Income before income taxes	(398)	$ (266)	$ (199)
Accounting Standards Update 2014-09 | Difference between Revenue Guidance in Effect before and after Topic 606
Segment Reporting Information [Line Items]
Management fees	190
Foreign exchange trading services	58
Total revenue	319
Total expenses	272
Accounting Standards Update 2014-09 | Difference between Revenue Guidance in Effect before and after Topic 606 | Operating Segments | Investment Management
Segment Reporting Information [Line Items]
Management fees	190
Foreign exchange trading services	58
Total revenue	248
Total expenses	$ 248